Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block Supplement [Abstract]
Schedule of Intangible Assets net
Intangible assets, net, as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015

Backlog contract (Note 7)	$372	$-
Proprietary technology (Note 7)	26,179	-
Accumulated amortization	(1,261)	-
Intangible assets, net	$25,290	$-

Schedule of Amortization expenses related to intangible assets amortization expenses related to intangible assets for future periods are estimated to be as follows:-

	For the years ending December 31,
						2022 and
	2017	2018	2019	2020	2021	thereafter
	$	$	$	$	$	$
Amortization expenses	1,401	1,308	1,308	1,308	1,308	18,657